9. Direct taxes and contributions recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	R$ 905,521	R$ 532,543
Current portion	(347,505)	(323,040)
Non-current portion	558,016	209,503
Income Tax And Social Contribution On Income [Member] | Direct [Member]
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	414,408	434,823
PIS/COFINS [Member] | Direct [Member]
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	384,093	53,509
Other [Member] | Direct [Member]
DirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Direct taxes and contributions recoverable	R$ 107,020	R$ 44,211